UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ____________

__________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001179550
Central Index Key Number of sponsor: ____________
                         Navient Private Education Refi Loan Trust 2019-G
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): 0001794799
Central Index Key Number of underwriter (if applicable): ____________
                        Mark D. Rein, (703) 984-5679
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated November 20, 2019 of KPMG LLP, obtained by the securitizer, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: November 25, 2019
NAVIENT CREDIT FUNDING, LLC (Securitizer)

By:	/s/ Mark D. Rein
Name: Mark D. Rein Title: Vice President

EXHIBIT INDEX
Exhibit Number
99.1     KPMG Agreed-Upon Procedures Report